Statement of Financial Position (USD $)	Aug. 31, 2010		May 31, 2010
Balance Sheets
Cash	$ 30		$ 22,386
Accounts Receivable	1,880		0
Total Current Assets	1,910		22,386
Total Assets	1,910		22,386
Accounts payable and accrued expenses	22,132		3,177
Loan payable	60,000		60,000
Total Current Liabilities	82,132		63,177
Preferred Stock, shares authorized	50,000,000		50,000,000
Preferred Stock par value	$ 0.0001		$ 0.0001
Preferred Stock, issued and outstanding	0		0
Paid in Capital at Par - Preferred Stock	0		0
Additional Paid in Capital - Preferred Stock	0		0
Common Stock, shares authorized	5,000,000,000		5,000,000,000
Common Stock, par value	$ 0.0001		$ 0.0001
Common Stock, issued and outstanding	510,416,000	[1]	510,416,000	[1]
Paid in Capital at Par - Common Stock	51,042		51,042
Additional Paid in Capital - Common Stock	9,166		9,166
Deficit Accumulated During the Development Stage	(140,430)		(100,999)
Total Stockholders' Equity (Deficit)	(80,222)		(40,791)
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,910		$ 22,386

[1]	Note 1 - The number of issued and outstanding shares of common stock has been adjusted to reflect an 80:1 forward split effective August 3, 2010